Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Product sales	$ 20,027	$ 23,465	$ 189,657	$ 32,214	$ 76,984	$ 68,580
Consulting	62,720	1,301	230,220	1,901	21,757	30,000
User fees	10,444	7,600	43,406	20,825	30,507	48,613
Total revenues	93,191	32,366	463,283	54,940	129,248	147,193
Cost of revenues:
Product sales	14,121	2,925	100,960	15,845	41,085	21,252
Consulting	12,182		71,548		1,901
User fees	20,199	18,413	42,068	27,718	38,587	38,070
Selling, general and administative expense	319,157	690,829	972,314	1,796,801	2,404,804	1,498,889
Loss on disposal of assets				21,779	21,779	12,180
Total operating expenses	365,659	712,167	1,186,890	1,862,143	2,508,156	1,570,391
Loss from operations	(272,468)	(679,801)	(723,607)	(1,807,203)	(2,378,908)	(1,423,198)
Other income (expense)
Other income				65	65
Interest expense	(44,152)	(23,901)	(88,535)	(69,278)	(108,550)	(50,027)
Loss on conversion of debt	(20,239)	(63,750)	(20,239)	(63,750)	(66,157)
Loss on acquisition of non-controlling interest					(55,849)
Total other income (expense)	(64,391)	(87,651)	(108,774)	(132,963)	(230,491)	(50,027)
Net loss before noncontrolling interests	(336,859)	(767,452)	(832,381)	(1,940,166)	(2,609,399)	(1,473,225)
Net loss attributable to noncontrolling interests	9,001	35,376	26,324	77,599	112,507
Net loss	$ (327,858)	$ (732,076)	$ (806,057)	$ (1,862,567)	$ (2,496,892)	$ (1,473,225)
Net loss per share - basic and diluted (in Dollars per share)	$ 0.00	$ (0.01)	$ 0.00	$ (0.02)	$ (0.03)	$ (0.01)
Weighted average number of shares outsanding during the period - basic and diluted (in Shares)	180,067,427	52,364,680	165,205,586	81,041,013	77,118,976	98,358,696